Investments in Associates 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Book value
Beginning balance		₩ 5,844,464		₩ 5,232,373
Acquisition		422,109		95,037
Disposal		(2,911)		(31,398)
Dividends received		(486,012)		(599,328)
Share of profit (loss)		334,379		1,091,588
Other comprehensive income (loss)		73,198		45,268
Others		(8,338)		10,924
Ending balance		6,176,889		5,844,464
Korea Gas Corporation
Book value
Beginning balance		2,085,296		1,815,513
Acquisition		0		0
Disposal		0		0
Dividends received		0		(51,559)
Share of profit (loss)		(155,819)		305,638
Other comprehensive income (loss)		47,220		7,746
Others		(6,054)		7,958
Ending balance		1,970,643		2,085,296
Korea Electric Power Industrial Development Co., Ltd.
Book value
Beginning balance		31,078		24,617
Acquisition		0		0
Disposal		0		0
Dividends received		(2,156)		(1,872)
Share of profit (loss)		1,790		3,807
Other comprehensive income (loss)		0		0
Others		(1,212)		4,526
Ending balance		29,500		31,078
YTN Co., Ltd.
Book value
Beginning balance		55,027	[1]	51,828
Acquisition		0		0
Disposal		0		0
Dividends received		(540)		(450)
Share of profit (loss)		(1,147)		1,565
Other comprehensive income (loss)		(14)		(34)
Others		(1,023)		2,118
Ending balance		52,303	[2]	55,027	[1]
Gangwon Wind Power Co., Ltd.
Book value
Beginning balance		12,158	[3]	10,554
Acquisition		0		0
Disposal		0		0
Dividends received		(2,272)		(1,420)
Share of profit (loss)		2,115		3,024
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	12,001		12,158
Hyundai Green Power Co., Ltd.
Book value
Beginning balance		119,791		121,955
Acquisition		0		0
Disposal		0		0
Dividends received		(3,555)		(4,008)
Share of profit (loss)		2,159		1,770
Other comprehensive income (loss)		0		1,345
Others		(222)		(1,271)
Ending balance		118,173		119,791
Korea Power Exchange
Book value
Beginning balance		275,126	[4]	269,728
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,575		772
Other comprehensive income (loss)		0		0
Others		(5,415)		4,626
Ending balance	[4]	274,286		275,126
Taebaek Wind Power Co., Ltd.
Book value
Beginning balance		14,501	[5]	6,800
Acquisition		0		7,684
Disposal		0		0
Dividends received		0		(825)
Share of profit (loss)		0		842
Other comprehensive income (loss)		0		0
Others		(14,501)		0
Ending balance		0		14,501	[5]
Taebaek Guinemi Wind Power Co., Ltd.
Book value
Beginning balance		13,049	[5]	3,357
Acquisition		0		9,217
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		481		475
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		13,530	[6]	13,049	[5]
Pyeongchang Wind Power Co., Ltd.
Book value
Beginning balance		0		5,411
Acquisition				5,454
Disposal				0
Dividends received				(100)
Share of profit (loss)				3,695
Other comprehensive income (loss)				0
Others				(14,460)
Ending balance				0
Daeryun Power Co., Ltd.
Book value
Beginning balance		26,727	[3]	25,426
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		143		429
Other comprehensive income (loss)		(12)		1
Others		(24)		871
Ending balance	[3]	26,834		26,727
Changjuk Wind Power Co., Ltd.
Book value
Beginning balance		0		8,355
Acquisition				11,862
Disposal				0
Dividends received				(1,350)
Share of profit (loss)				817
Other comprehensive income (loss)				0
Others				(19,684)
Ending balance				0
KNH Solar Co., Ltd.
Book value
Beginning balance		2,883		2,278
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		311		606
Other comprehensive income (loss)		0		(1)
Others		0		0
Ending balance		3,194		2,883
SPC Power Corporation
Book value
Beginning balance		70,868	[7]	65,046
Acquisition		0		0
Disposal		0		0
Dividends received		(2,669)		(2,694)
Share of profit (loss)		9,667		1,188
Other comprehensive income (loss)		1,065		7,330
Others		0		(2)
Ending balance		78,931	[8]	70,868	[7]
Gemeng International Energy Co., Ltd.
Book value
Beginning balance		578,821		595,218
Acquisition		102,854		0
Disposal		0		0
Dividends received		(12,527)		0
Share of profit (loss)		41,280		(233)
Other comprehensive income (loss)		565		(16,164)
Others		(5,181)		0
Ending balance		705,812		578,821
PT. Cirebon Electric Power
Book value
Beginning balance		135,114		121,969
Acquisition		0		0
Disposal		0		0
Dividends received		(10,770)		(10,659)
Share of profit (loss)		7,519		14,776
Other comprehensive income (loss)		0		704
Others		2,396		8,324
Ending balance		134,259		135,114
KNOC Nigerian East Oil Co., Ltd.
Book value
Beginning balance		0	[9]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(7)		(11)
Other comprehensive income (loss)		(213)		(787)
Others		220		798
Ending balance	[9]	0		0
KNOC Nigerian West Oil Co., Ltd.
Book value
Beginning balance		0	[9]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(7)		(10)
Other comprehensive income (loss)		(196)		(724)
Others		203		734
Ending balance	[9]	0		0
PT Wampu Electric Power
Book value
Beginning balance		37,743		35,077
Acquisition		0		0
Disposal		0		0
Dividends received		(3,850)		(5,551)
Share of profit (loss)		(268)		5,848
Other comprehensive income (loss)		224		54
Others		706		2,315
Ending balance		34,555		37,743
PT. Bayan Resources TBK
Book value
Beginning balance		684,719		661,289
Acquisition		0		0
Disposal		0		0
Dividends received		(344,360)		(515,139)
Share of profit (loss)		252,406		531,528
Other comprehensive income (loss)		26,500		7,041
Others		(58)		0
Ending balance		619,207		684,719
S-Power Co., Ltd.
Book value
Beginning balance		141,128		122,786
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		21,637		18,342
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		162,765		141,128
Pioneer Gas Power Limited
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Eurasia Energy Holdings
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Book value
Beginning balance		115,584		92,441
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(848)		15,582
Other comprehensive income (loss)		1,642		7,561
Others		0		0
Ending balance		116,378		115,584
PT. Mutiara Jawa
Book value
Beginning balance		3,597		2,569
Acquisition		0		0
Disposal		0		0
Dividends received		(459)		0
Share of profit (loss)		1,936		1,197
Other comprehensive income (loss)		94		(169)
Others		0		0
Ending balance		5,168		3,597
Samcheok Eco Materials Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Noeul Green Energy Co., Ltd.
Book value
Beginning balance		0		3,808
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(3,824)
Other comprehensive income (loss)		0		0
Others		0		16
Ending balance		0		0
Goseong Green Power Co., Ltd.
Book value
Beginning balance		288,893		260,858
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,240)		27,992
Other comprehensive income (loss)		0		0
Others		(29)		43
Ending balance		287,624		288,893
Gangneung Eco Power Co., Ltd.
Book value
Beginning balance		0	[3]	2,288
Acquisition		258,100		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,171)		(2,288)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		254,929	[10]	0	[3]
Shin Pyeongtaek Power Co., Ltd.
Book value
Beginning balance		133,823		93,074
Acquisition		0		0
Disposal		0		0
Dividends received		(70,040)		0
Share of profit (loss)		81,258		40,713
Other comprehensive income (loss)		0		0
Others		(15)		36
Ending balance		145,026		133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Book value
Beginning balance		278		223
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		16		55
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		294		278
Dongducheon Dream Power Co., Ltd.
Book value
Beginning balance		89,300	[11]	74,198
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,568)		15,086
Other comprehensive income (loss)		0		0
Others		471		16
Ending balance	[11]	87,203		89,300
Jinbhuvish Power Generation Pvt. Ltd.
Book value
Beginning balance		0	[3]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	0		0
Daejung Offshore Wind Power Co., Ltd.
Book value
Beginning balance		1,555		1,704
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(72)		(149)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,483		1,555
GS Donghae Electric Power Co., Ltd.
Book value
Beginning balance		260,145		243,772
Acquisition		0		0
Disposal		0		0
Dividends received		(21,846)		0
Share of profit (loss)		21,240		15,717
Other comprehensive income (loss)		0		0
Others		(454)		656
Ending balance		259,085		260,145
Daegu Photovoltaic Co., Ltd.
Book value
Beginning balance		2,849		2,342
Acquisition		0		0
Disposal		0		0
Dividends received		(408)		(268)
Share of profit (loss)		363		775
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,804		2,849
Busan Green Energy Co., Ltd.
Book value
Beginning balance		4,395		5,032
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,137)		(667)
Other comprehensive income (loss)		0		0
Others		1		30
Ending balance		3,259		4,395
Gunsan Bio Energy Co., Ltd.
Book value
Beginning balance		0	[3]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0	[3]
Korea Electric Vehicle Charging Service
Book value
Beginning balance		0		1,250
Acquisition				0
Disposal				(1,293)
Dividends received				0
Share of profit (loss)				43
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Book value
Beginning balance		280		219
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		187		61
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		467		280
Korea Electric Power Corporation Fund
Book value
Beginning balance		28,842	[12]	47,983
Acquisition		0		0
Disposal		(2,266)		(25,297)
Dividends received		0		0
Share of profit (loss)		(2,865)		7,966
Other comprehensive income (loss)		(290)		(1,810)
Others		0		0
Ending balance	[12]	23,421		28,842
Energy Infra Asset Management Co., Ltd.
Book value
Beginning balance		1,184	[3]	1,066
Acquisition		0		0
Disposal		0		0
Dividends received		(89)		0
Share of profit (loss)		118		118
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,213	[13]	1,184	[3]
Daegu clean Energy Co., Ltd.
Book value
Beginning balance		12		12
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		(12)		0
Ending balance		0		12
YaksuESS Co., Ltd.
Book value
Beginning balance		486		716
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(201)		(230)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		285		486
Nepal Water & Energy Development Company Private Limited
Book value
Beginning balance		69,940	[14]	66,333
Acquisition		40,103		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(325)		(923)
Other comprehensive income (loss)		855		4,530
Others		0		0
Ending balance	[14]	110,573	[10]	69,940
Gwangyang Green Energy Co., Ltd.
Book value
Beginning balance		25,044		25,466
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(406)		(422)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		24,638		25,044
PND Solar Co., Ltd.
Book value
Beginning balance		1,403		1,229
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		107		174
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,510		1,403
Hyundai Eco Energy Co., Ltd.
Book value
Beginning balance		7,631	[3]	5,572
Acquisition		0		0
Disposal		0		0
Dividends received		(874)		0
Share of profit (loss)		1,198		2,058
Other comprehensive income (loss)		(8)		1
Others		0		0
Ending balance	[3]	7,947		7,631
YeongGwang Yaksu Wind Electric Co., Ltd.
Book value
Beginning balance		156	[3]	233
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(23)		143
Other comprehensive income (loss)		0		0
Others		0		(220)
Ending balance	[3]	133		156
Green Energy Electricity Generation Co., Ltd.
Book value
Beginning balance		1,571		1,713
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,563)		(142)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8		1,571
Korea Energy Solutions Co., Ltd.
Book value
Beginning balance		93		123
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		77		(30)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		170		93
ITR Co., Ltd.
Book value
Beginning balance		0		32
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(33)		(32)
Other comprehensive income (loss)		0		0
Others		33		0
Ending balance		0	[15]	0
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Book value
Beginning balance		366		306
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		25		60
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		391		366
Namjeongsusang Solar Power Operation Co., Ltd.
Book value
Beginning balance		373	[16]	361
Acquisition		0		0
Disposal		(217)		0
Dividends received		0		0
Share of profit (loss)		(156)		12
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		373	[16]
Indeck Niles Development, LLC
Book value
Beginning balance		302,038		246,273
Acquisition		0		0
Disposal		0		(4,289)
Dividends received		0		0
Share of profit (loss)		32,067		21,975
Other comprehensive income (loss)		(3,623)		21,840
Others		4,919		16,239
Ending balance		335,401		302,038
Indeck Niles Asset Management, LLC
Book value
Beginning balance		94		111
Acquisition		0		0
Disposal		0		0
Dividends received		(337)		(497)
Share of profit (loss)		334		472
Other comprehensive income (loss)		0		0
Others		2		8
Ending balance		93		94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Book value
Beginning balance		6,932		7,138
Acquisition		0		0
Disposal		(428)		(202)
Dividends received		(373)		(392)
Share of profit (loss)		366		389
Other comprehensive income (loss)		(1)		(1)
Others		0		0
Ending balance		6,496		6,932
Suwon New Power Co., Ltd.
Book value
Beginning balance		919		1,035
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		103		(116)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,022		919
KPGE Inc.
Book value
Beginning balance		0		309
Acquisition				0
Disposal				(317)
Dividends received				0
Share of profit (loss)				8
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Gwangbaek Solar Power Investment Co., Ltd.
Book value
Beginning balance		5,133		4,806
Acquisition		0		0
Disposal		0		0
Dividends received		(644)		0
Share of profit (loss)		666		327
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,155		5,133
Go deok Clean Energy Co., Ltd
Book value
Beginning balance		4,420		4,302
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		303		118
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,723		4,420
SureDataLab Co., Ltd.
Book value
Beginning balance		177		128
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(63)		49
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		114		177
SEP Co., Ltd.
Book value
Beginning balance		0		7
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(7)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Hankook Electric Power Information Co., Ltd.
Book value
Beginning balance		220	[17]	161
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6)		121
Other comprehensive income (loss)		0		0
Others		0		(62)
Ending balance	[17]	214		220
Tronix Co., Ltd.
Book value
Beginning balance		66	[17]	109
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		154		(37)
Other comprehensive income (loss)		0		0
Others		0		(6)
Ending balance	[17]	220		66
O2&B Global Co., Ltd.
Book value
Beginning balance		36		35
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(15)		1
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		21		36
Muan Sunshine Solar Power Plant Co., Ltd.
Book value
Beginning balance		2,562		1,268
Acquisition		0		0
Disposal		0		0
Dividends received		(340)		0
Share of profit (loss)		600		1,294
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,822		2,562
Bigeum Resident Photovoltaic Power Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(414)		0
Other comprehensive income (loss)		414		0
Others		0		0
Ending balance		0		0
Goesan Solar Park Co., Ltd.
Book value
Beginning balance		2,591		1,927
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		286		664
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,877		2,591
Saemangeum Heemang Photovoltaic Co., Ltd.
Book value
Beginning balance		13,010		10,238
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,410		2,772
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		14,420		13,010
Bitgoel Eco Energy Co., Ltd.
Book value
Beginning balance		8,951		4,356
Acquisition		0		3,240
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,443		1,355
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,394		8,951
Jeju Gimnyeong Wind Power Co., Ltd.
Book value
Beginning balance		872		911
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(626)		(39)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		246		872
Seoroseoro Sunny Power Plant Co., Ltd.
Book value
Beginning balance		859		721
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		82		138
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		941		859
Muan Solar park Co., Ltd.
Book value
Beginning balance		7,838		6,083
Acquisition		0		0
Disposal		0		0
Dividends received		(2,680)		(600)
Share of profit (loss)		1,672		2,377
Other comprehensive income (loss)		0		(22)
Others		0		0
Ending balance		6,830		7,838
YuDang Solar Co., Ltd.
Book value
Beginning balance		586		565
Acquisition		0		0
Disposal		0		0
Dividends received		(100)		(160)
Share of profit (loss)		84		181
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		570		586
Anjwa Smart Farm & Solar City Co., Ltd.
Book value
Beginning balance		8,662		6,784
Acquisition		0		0
Disposal		0		0
Dividends received		(1,400)		0
Share of profit (loss)		403		1,878
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		7,665		8,662
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Book value
Beginning balance		4,485
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		3,294
Other comprehensive income (loss)		0
Others		0
Ending balance		7,779		4,485
Daewon Green Energy Co., Ltd.
Book value
Beginning balance		4,485		3,877
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				608
Other comprehensive income (loss)				0
Others				0
Ending balance		7,779		4,485
G.GURU Co., Ltd.
Book value
Beginning balance		300		403
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(133)		(103)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		167		300
UD4M Co., Ltd.
Book value
Beginning balance		161		144
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(11)		17
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		150		161
Dongbu Highway Solar Co., Ltd.
Book value
Beginning balance		352		265
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		28		87
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		380		352
Seobu Highway Solar Co., Ltd.
Book value
Beginning balance		316		289
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		90		27
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		406		316
Korea Energy Data Co., Ltd.
Book value
Beginning balance		62		62
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(26)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		36		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Book value
Beginning balance		4,277		1,878
Acquisition		0		3,745
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,593		(1,310)
Other comprehensive income (loss)		0		(36)
Others		0		0
Ending balance		7,870		4,277
KOSTURE Co., Ltd.
Book value
Beginning balance		1	[3]	0
Acquisition		6		1
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	8		1
Digital Innovation Growth Fund
Book value
Beginning balance		0		9,890
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				(204)
Other comprehensive income (loss)				0
Others				(9,686)
Ending balance				0
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value
Beginning balance		20,040		16,495
Acquisition		0		0
Disposal		0		0
Dividends received		(3,723)		(1,784)
Share of profit (loss)		3,109		5,644
Other comprehensive income (loss)		0		0
Others		0		(315)
Ending balance		19,426		20,040
Chuncheon Green Energy Co., Ltd.
Book value
Beginning balance		9,155		3,372
Acquisition		0		6,140
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(204)		(357)
Other comprehensive income (loss)		(51)		0
Others		0		0
Ending balance		8,900		9,155
Yeomsubong Wind Power Co., Ltd.
Book value
Beginning balance		62	[18]	95
Acquisition		1,316		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(507)		(40)
Other comprehensive income (loss)		0		0
Others		0		7
Ending balance		871	[19]	62	[18]
Yeongyang Wind Power Corporation II
Book value
Beginning balance		7,461		7,965
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,639		(504)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,100		7,461
Haeparang Energy Co., Ltd.
Book value
Beginning balance		2,188		2,241
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(84)		(53)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,104		2,188
Saemangeum Sebit Power Plant Co., Ltd.
Book value
Beginning balance		23,199	[20]	6,000
Acquisition		7,249		7,788
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(709)		4,855
Other comprehensive income (loss)		0		0
Others		7,452		4,556
Ending balance		37,191	[21]	23,199	[20]
Boulder Solar III, LLC
Book value
Beginning balance		744		0
Acquisition		0		715
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		10		29
Ending balance		754		744
PlatformN. Co., Ltd
Book value
Beginning balance		84		0
Acquisition		0		105
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(84)		(21)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		84
PT. Cirebon Energi Prasarana
Book value
Beginning balance		69,035	[16]	0
Acquisition		0		24,052
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		7,328		35,315
Other comprehensive income (loss)		(891)		6,963
Others		1,125		2,705
Ending balance	[16]	76,597		69,035
Green Radiation Co., Ltd
Book value
Beginning balance		11		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		15		(9)
Other comprehensive income (loss)		0		0
Others		0		20
Ending balance		26		11
Future Convergence Technology Laboratory. Co., Ltd
Book value
Beginning balance		50		0
Acquisition		0		76
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(14)		(26)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		36		50
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Book value
Beginning balance		214		0
Acquisition		0		90
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		53		124
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		267		214
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Book value
Beginning balance		166		0
Acquisition		0		81
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(72)		85
Other comprehensive income (loss)		0		0
Others		26		0
Ending balance		120	[13]	166
ACE
Book value
Beginning balance		20		0
Acquisition		0		20
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(18)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2		20
Environment and Energy Co., Ltd
Book value
Beginning balance		10	[17]	0
Acquisition		0		11
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1)		(1)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[17]	9		10
Santiago Solar Power SpA
Book value
Beginning balance		13,373		0
Acquisition		0		13,853
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,522)		(379)
Other comprehensive income (loss)		(82)		(100)
Others		0		(1)
Ending balance		11,769		13,373
Yanggu Floating Photovoltaic Power Plant Inc.
Book value
Beginning balance		903		0
Acquisition		0		903
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(143)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		760		903
Power Embedded [Member]
Book value
Beginning balance		0
Acquisition		70
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		70		0
Changwon SG Energy Co Ltd [Member]
Book value
Beginning balance		0
Acquisition		900
Disposal		0
Dividends received		0
Share of profit (loss)		(117)
Other comprehensive income (loss)		0
Others		0
Ending balance		783	[17]	0
Donpyung Technology Co Ltd [Member]
Book value
Beginning balance		0
Acquisition		125
Disposal		0
Dividends received		0
Share of profit (loss)		154
Other comprehensive income (loss)		0
Others		(25)
Ending balance		254		0
HORANG ENERGY Inc [Member]
Book value
Beginning balance		0
Acquisition		4,240
Disposal		0
Dividends received		0
Share of profit (loss)		(91)
Other comprehensive income (loss)		0
Others		0
Ending balance		4,149		0
Hoenggye Renewable Energy Co Ltd [Member]
Book value
Beginning balance		0
Acquisition		2,375
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		2,375		0
Haman Green Energy Co Ltd [Member]
Book value
Beginning balance		0
Acquisition		4,771
Disposal		0
Dividends received		0
Share of profit (loss)		(1,790)
Other comprehensive income (loss)		0
Others		0
Ending balance		2,981		0
Songsan Green Energy Co Ltd [Member]
Book value
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		8,323
Ending balance		₩ 8,323	[22]	₩ 0

[1]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn't started the active selling procedures as of December 31, 2022.
[2]	the Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[3]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[5]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Company does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[6]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[7]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[9]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[10]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[11]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[12]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[13]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[14]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[15]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[16]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[17]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[18]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Company exercises significant influence over all decisions related to finance and operation.
[19]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase.
[20]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[21]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[22]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.